Borrowings (Details Textual) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 42,506,000		₨ 43,290,000
Other short-term borrowings	₨ 3,000,000		0
ECB Facility Agreement [Member] | ECB [Member]
Disclosure Of Borrowings [Line Items]
Borrowings | $								$ 5.0
Repayment of borrowing | $		$ 1.0		$ 1.0	$ 1.0	$ 1.0	$ 0.5	$ 5.0
Term loans [Member] | Loan From NBFC [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 24 to 60 months on equated monthly / quarterly instalments	repayable over a period of 24 to 60 months on equated monthly / quarterly instalments
Term loans [Member] | Loans from banks [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments
Term loans [Member] | Working capital facility [Member]
Disclosure Of Borrowings [Line Items]
Processing charges	₨ 381,000		₨ 384,000
Term loans [Member] | Bottom of range [member] | Loan From NBFC [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	0.00%		0.00%
Term loans [Member] | Bottom of range [member] | Loans from banks [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	7.25%		7.25%
Term loans [Member] | Top of range [member] | Loan From NBFC [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.56%		9.56%
Term loans [Member] | Top of range [member] | Loans from banks [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.50%		10.50%
Other Short Term Borrowings [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	12	12
Other short-term borrowings	₨ 3,000,000
Nonfund Based Revolving Credit Facilities [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	4,970,000		₨ 4,380,000
Notional amount	₨ 9,710,000		₨ 9,710,000